ENERGY FUTURE HOLDINGS CORP.

1601 Bryan Street

Dallas, Texas 75201-3411

December 17, 2010

Via EDGAR Correspondence

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Energy Future Holdings Corp.

Registration Statement on Form S-4

Ladies and Gentlemen:

Energy Future Holdings Corp. (the “Company”) is seeking to register $1,060,757,000 in aggregate principal amount of 10.000% Senior Secured Notes due 2020 (the “Exchange Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a registration statement on Form S-4 (the “Registration Statement”), filed in reliance on the staff position enunciated in Morgan Stanley & Co. Incorporated (avail. June 5, 1991) and Exxon Capital Holdings Corporation (avail. May 13, 1988). As described in the Registration Statement, the Exchange Securities will be offered in exchange for the Company’s existing 10.000% Senior Secured Notes due 2020 (the “Initial Securities”) of which $1,060,757,000 aggregate principal amount are outstanding. The Initial Securities were issued by the Company from January 2010 through July 2010 and sold in private placement transactions exempt from registration pursuant to Section 4(2) of the Securities Act.

In accordance with the staff position enunciated in Morgan Stanley & Co., the Company represents that (1) it has not entered into any arrangement or understanding with any person to distribute the Exchange Securities to be received in the exchange offer and (2) to the best of the Company’s information and belief, each person participating in the exchange offer is acquiring the Exchange Securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Securities to be received in the exchange offer. In this regard the Company will make each person participating in the exchange offer aware (through the exchange offer prospectus and otherwise) that by using the exchange offer to participate in a distribution of the Exchange Securities to be acquired in the registered exchange offer, such person (1) cannot rely on the staff position enunciated in Exxon Capital Holdings Corporation or similar letters and (2) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

In accordance with the SEC position enunciated in Shearman & Sterling (avail. July 2, 1993), the Company represents that (1) no broker-dealer has entered into an arrangement or understanding with the Company or an affiliate of the Company to distribute the Exchange Securities and (2) the Company will make each person participating in the exchange offer aware (through the exchange offer prospectus and otherwise) that any broker-dealer who holds Initial Securities acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Securities in exchange for Initial Securities pursuant to the exchange offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Securities (which may be the prospectus for the exchange offer in view of the fact that it contains a plan of distribution with respect to such resale transactions, which plan of distribution need not name the broker-dealer or disclose the amount of Exchange Securities held by the broker-dealer). The Company has included in the transmittal letter that is binding on any exchange offeree who desires to participate in the exchange offer a provision in which the exchange offeree acknowledges that, if the exchange offeree is a broker-dealer holding Initial Securities acquired for its own account as a result of market-making activities or other trading activities, then it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Securities received in respect of such Initial Securities pursuant to the exchange offer. The transmittal letter or similar documentation will also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Very truly yours,

ENERGY FUTURE HOLDING CORP.

By:	/s/ Andrew M. Wright
Andrew M. Wright
Vice President and Associate General Counsel
EFH Corporate Services Company